Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

Other than through participation in our ESPP, we did not grant any options to any employee or other service provider in 2025, and as of December 31, 2025, we had no options outstanding that were granted to any employee or other service provider. With respect to our annual equity awards, the dollar value of such awards to be granted to the NEOs are typically approved at a meeting held in February of each year by the Board, in the case of Mr. Myers, and by the HR Committee, in the case of the other NEOs. The grant date for those annual equity awards is May 1 of each year. The dollar value of the annual equity awards to the NEOs is converted into shares by dividing the dollar value of each annual equity award by the closing price of our common stock on the grant date or, if the grant date is not a business day, then the next preceding business day, rounded down to the nearest whole share. The Board and the HR Committee do not take into account material nonpublic information when determining the timing and terms of annual equity awards to our NEOs. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Other than through participation in our ESPP, we did not grant any options to any employee or other service provider in 2025, and as of December 31, 2025, we had no options outstanding that were granted to any employee or other service provider. With respect to our annual equity awards, the dollar value of such awards to be granted to the NEOs are typically approved at a meeting held in February of each year by the Board, in the case of Mr. Myers, and by the HR Committee, in the case of the other NEOs. The grant date for those annual equity awards is May 1 of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Board and the HR Committee do not take into account material nonpublic information when determining the timing and terms of annual equity awards to our NEOs.
MNPI Disclosure Timed for Compensation Value	false